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                       NEW ENGLAND LIFE INSURANCE COMPANY

                           ZENITH FLEXIBLE LIFE 2001

                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 578-2000


                        Supplement dated May 16, 2005 to


                          Prospectus dated May 1, 2005


     This supplement describes the special provisions that apply if you acquire the Zenith Flexible Life 2001 Policy (the "Policy") pursuant to the terms of the exchange offer (the "Exchange Offer") available to owners of scheduled premium variable life insurance policies ("scheduled premium policies") issued by New England Life Insurance Company ("NELICO"). These provisions apply only with respect to the coverage issued in exchange for the scheduled premium policy. These provisions do not apply with respect to any face amount increase you request at the time of, or subsequent to, the exchange.

The following is added to the corresponding section of the Prospectus:

PURCHASING A POLICY

     The minimum base Policy face amount for Policies issued pursuant to the Exchange Offer is $25,000 ($50,000 in New Jersey).

The following is added to the corresponding section of the Prospectus:

DEDUCTIONS FROM PREMIUMS

     If you acquire the Policy pursuant to the Exchange Offer, the sales charge, state premium tax charge and federal premium tax charge described in the Prospectus will not be deducted from the cash value that is transferred into the Policy from your scheduled premium policy. These charges will only be deducted from additional premium payments you choose to make at the time of, or subsequent to, the exchange.

The following replaces the corresponding section of the Prospectus:

SURRENDER CHARGE

     If, within the Surrender Charge period applicable to your Policy, you surrender or lapse your Policy, reduce the face amount or make a partial surrender that reduces the face amount of your Policy, we will deduct a Surrender Charge from the cash value. The Surrender Charge includes a Deferred Sales Charge and a Deferred Administrative Charge. The maximum Surrender Charge is shown in your Policy. The Surrender Charge does not apply to Policies issued in exchange for a Zenith Life policy.

     The Surrender Charge period applicable to your Policy is determined by the insured's issue age at the time of the exchange and the length of time you owned the scheduled premium policy. If the insured is younger than 66 at the time of the exchange, the Surrender Charge period equals ten years less the number of years you owned the scheduled premium policy. For issue ages 66 to 75, the Surrender Charge period is eight years less the number of years you owned the scheduled premium policy, and for issue ages 76 to 85 it is four years less the number of years you owned the scheduled premium policy. In computing
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the number of years you owned the scheduled premium policy we will give you a full year of credit for each full and each partial year of ownership. For example, if you owned the scheduled premium policy for three years and three months we will treat you as having owned it for four years. Therefore, if the insured's issue age is less than 66 at the time of the exchange, the Surrender Charge period under your Policy would be 10 years minus 4 years, or 6 years.


     The Surrender Charge schedule under the Policy is different than the Surrender Charge schedule under the Zenith Flexible Life 2001 policy described in the Prospectus. However, we have designed the Surrender Charge so as to insure that the Surrender Charge you would pay under the Policy will always be equal to or less than the Surrender Charge you would have paid under your scheduled premium policy.


     DEFERRED SALES CHARGE.   We base the Deferred Sales Charge on a percentage
of the Target Premium. The Target Premium varies by issue age, sex and underwriting class of the insured and the Policy's face amount. (To determine the Target Premium we use the smoker and nonsmoker aggregate classes for all standard smokers and nonsmokers. See "Monthly Charges for the Cost of Insurance" in the Prospectus.)


The table below shows the maximum Deferred Sales Charge that applies to a Policy covering an insured whose issue age is 55 or less at the time of the exchange. (For insureds whose issue age is above 55 at the time of the exchange, the Deferred Sales Charge percentages are less than or equal to those shown in the table.) During Policy years 1 through 5, the Deferred Sales Charge is equal to the applicable percentage shown in the table multiplied by one Target Premium. After the fifth Policy year, the applicable percentage declines on a monthly basis until the end of the Surrender Charge period shown in the table. The percentages shown for Policy years 6 through 8 are the percentages that apply in the last month of the Policy year.



ZFL2001       POLICY YEAR OF SCHEDULED PREMIUM POLICY IN YEAR OF EXCHANGE
POLICY    -------------------------------------------------------------------
 YEAR      1      2      3      4      5      6      7      8      9     10+
-------   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
   1      N/A    55%    55%    55%    55%    46%    37%    28%    18%    N/A
   2      N/A    72%    72%    72%    72%    60%    18%    18%    N/A
   3      N/A    72%    72%    72%    72%    22%    18%    N/A
   4      N/A    72%    72%    72%    22%    22%    N/A
   5      N/A    72%    72%    22%    22%    N/A
   6*     N/A    60%    18%    18%    N/A
   7*     N/A    14%    14%    N/A
   8*     N/A    11%    N/A
   9+     N/A    N/A


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* Percentages shown apply in the last month of the Policy year

     In the case of a partial surrender or reduction in face amount, we deduct any Deferred Sales Charge from the Policy's remaining cash value in an amount that is proportional to the amount of the Policy's face amount surrendered. (See "Partial Surrender" in the Prospectus.) The charge reduces the Policy's cash value in the Sub-Accounts and the Fixed Account in proportion to the amount of the Policy's cash value in each.
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     DEFERRED ADMINISTRATIVE CHARGE.   The Deferred Administrative Charge is a
charge per $1,000 of base Policy face amount that we deduct in the event of a Policy surrender, lapse or face amount reduction during the applicable Surrender Charge period.

     The table below shows the maximum Deferred Administrative Charge that applies to a Policy covering an insured whose issue age is 65 or less at the time of the exchange. (For insureds whose issue age is above 65 at the time of the exchange, the Deferred Administrative Charge is less than or equal to the amounts shown in the table.) During the first Policy year, the Deferred Administrative Charge is equal to the amount shown in the table per $1,000 of base Policy face amount. Starting in the second Policy year, the maximum Deferred Administrative Charge declines on a monthly basis until the end of the Surrender Charge period. The amounts shown in the table below for Policy years 2 through 8 are the amounts that apply in the last month of the Policy year.


ZFL2001       POLICY YEAR OF SCHEDULED PREMIUM POLICY IN THE YEAR OF THE EXCHANGE
POLICY    ---------------------------------------------------------------------------
 YEAR       1       2       3       4       5       6       7       8       9     10+
-------   -----   -----   -----   -----   -----   -----   -----   -----   -----   ---
   1        N/A   $2.25   $2.00   $1.75   $1.50   $1.25   $1.00   $0.75   $0.50   N/A
   2*       N/A   $2.03   $1.80   $1.58   $1.35   $1.13   $0.56   $0.56     N/A
   3*       N/A   $1.80   $1.60   $1.40   $1.20   $0.60   $0.50     N/A
   4*       N/A   $1.58   $1.40   $1.23   $0.53   $0.53     N/A
   5*       N/A   $1.35   $1.20   $0.45   $0.45     N/A
   6*       N/A   $1.13   $0.38   $0.38     N/A
   7*       N/A   $0.30   $0.30     N/A
   8*       N/A   $0.23     N/A
   9+       N/A     N/A


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* Amounts shown apply in the last month of the Policy year

The following is added to the corresponding section of the Prospectus:

RIGHT TO RETURN THE POLICY

     If you cancel a Policy acquired pursuant to the Exchange Offer, we will reinstate the scheduled premium policy that you exchanged for the Policy. We will only refund to you any additional premiums you choose to pay at the time of the exchange (or any other amount that is required by state insurance law).

The following is added to the corresponding section of the Prospectus:

ADDITIONAL BENEFITS BY RIDER

     The Exchange to Term Endorsement is not available under Policies issued pursuant to the Exchange Offer.